Short-term Borrowings and Long-term Debt [Text Block] (Tables)	12 Months Ended
Mar. 31, 2019
Debt Disclosure [Abstract]
Components of Other Short-term Borrowings [Table Text Block]

	2018	2019
	(in millions, except percentages)
Domestic offices:
Commercial paper	¥1,094,487	¥1,033,568
Borrowings from the Bank of Japan	305,520	241,070
Borrowings from other financial institutions	243,968	227,482
Other	84,620	122,166

Total domestic offices	1,728,595	1,624,286

Foreign offices:
Commercial paper	4,275,278	3,929,636
Borrowings from other financial institutions	784,949	967,901
Short-term debentures	18,523	68,492
Other	73,917	141,803

Total foreign offices	5,152,667	5,107,832

Total	6,881,262	6,732,118
Less unamortized discount	138	1,045

Other short-term borrowings—net	¥6,881,124	¥6,731,073

Weighted average interest rate on outstanding balance at end of fiscal year	1.29%	1.97%

Components of Long-term Debt [Table Text Block]

	2018	2019
	(in millions)
MUFG:
Obligations under capital leases	¥1,973	¥1,725
Unsubordinated debt(1):
Fixed rate bonds, payable in US dollars, due 2021-2039, principally 2.19%-4.29%	1,737,809	2,949,022
Fixed rate bonds, payable in Euro, due 2021-2033, principally 0.40%-1.75%	230,629	301,124
Fixed rate bonds, payable in other currencies, due 2025-2027, principally 3.55%-4.05%(2)	17,639	21,257
Floating rate bonds, payable in US dollars, due 2021-2023, principally 3.31%-4.51%	424,795	765,188
Floating rate bonds, payable in Euro, due 2023, principally 0.24%	—	43,596

Total	2,410,872	4,080,187

Subordinated debt(1):
Fixed rate bonds, payable in Japanese yen, due 2024-2030, principally 0.37%-1.39%	482,662	618,925
Adjustable rate bonds, payable in Japanese yen, due 2024-2028, principally 0.30%-0.66%	795,944	890,359
Adjustable rate bonds, payable in Japanese yen, no stated maturity, principally 1.03%-4.42%	1,557,610	1,706,695
Adjustable rate borrowings, payable in Japanese yen, due 2025-2028, principally 0.46%-0.50%	32,500	32,500
Adjustable rate borrowings, payable in Japanese yen, no stated maturity, principally 1.17%-4.78%	1,500	45,960
Floating rate bonds, payable in Japanese yen, no stated maturity, principally 3.00%	3,500	3,500
Floating rate borrowings, payable in Japanese yen, due 2025-2028, principally 0.57%-0.79%	76,000	86,000

Total	2,949,716	3,383,939

Total	5,362,561	7,465,851

MUFG Bank:
Obligations under capital leases	¥6,906	¥7,704
Obligation under sale-and-leaseback transactions	41,892	40,732
Unsubordinated debt(1):
Fixed rate bonds, payable in Japanese yen, due 2019-2027, principally 0.22%-2.69%	346,800	234,500
Fixed rate bonds, payable in US dollars, due 2019-2049, principally 0.00%-4.70%	1,451,745	1,284,812
Fixed rate bonds, payable in Euro, due 2022-2037, principally 0.88%-2.06%	111,956	112,687
Fixed rate bonds, payable in other currencies, due 2021-2047, principally 0.00%-5.30%(2)	19,502	19,084
Fixed rate borrowings, payable in Japanese yen, due 2019-2028, principally 0.00%-0.25%	9,561,784	10,786,372
Fixed rate borrowings, payable in US dollars, due 2018, principally 7.49%	38	—
Fixed rate borrowings, payable in Euro, due 2026, principally 0.00%	1,044	—
Fixed rate borrowings, payable in other currencies, due 2030, principally 2.93%(2)	—	9,483
Adjustable rate bonds, payable in US dollars, due 2030, principally 3.00%	1,062	1,110
Floating rate bonds, payable in US dollars, due 2018, principally 3.13%	53,120	—
Floating rate borrowings, payable in US dollars, due 2019-2031, principally 2.64%-3.34%	1,071,239	1,008,949
Floating rate borrowings, payable in Euro, due 2021-2022, principally 0.00%-0.06%	20,150	15,382
Floating rate borrowings, payable in other currencies, due 2028, principally 3.23%(2)	—	5,240

Total	12,638,440	13,477,619

Subordinated debt(1):
Fixed rate bonds, payable in Japanese yen, due 2019-2031, principally 1.31%-2.91%	520,350	513,420
Fixed rate borrowings, payable in Japanese yen, due 2022-2035, principally 0.37%-2.24%	98,400	73,400
Adjustable rate borrowings, payable in Japanese yen, due 2024-2028, principally 0.37%-2.56%	73,000	20,000
Adjustable rate borrowings, payable in Japanese yen, no stated maturity, principally 2.67%-4.78%	496,000	355,000
Floating rate borrowings, payable in Japanese yen, due 2027, principally 0.19%	15,000	15,000

Total	1,202,750	976,820

Obligations under loan securitization transaction accounted for as secured borrowings due 2019-2078, principally 0.13%-6.90%	622,061	639,037

Total	14,512,049	15,141,912

Other subsidiaries:
Obligations under capital leases	¥9,835	¥13,107
Unsubordinated debt(1):
Fixed rate borrowings, bonds and notes, payable in Japanese yen, due 2019-2044, principally 0.00%-20.00%	3,453,352	1,291,537
Fixed rate borrowings, bonds and notes, payable in US dollars, due 2019-2037, principally 0.00%-34.00%	936,086	1,385,936
Fixed rate borrowings, bonds and notes, payable in Euro, due 2020-2026, principally 0.15%-1.28%	2,619	2,479
Fixed rate borrowings, bonds and notes, payable in Thai baht, due 2019-2025, principally 0.01%-7.15%	330,814	334,586
Fixed rate borrowings, bonds and notes, payable in other currencies, due 2019-2037, principally 0.00%-15.33%(2)	190,567	219,781
Floating/Adjustable rate borrowings, bonds and notes, payable in Japanese yen, due 2019-2048, principally 0.00%-7.70%	1,342,318	1,425,387
Floating rate borrowings, bonds and notes, payable in US dollars, due 2019-2028, principally 0.00%-27.00%	186,515	244,253
Floating rate borrowings, bonds and notes, payable in other currencies, due 2019-2022, principally 1.43%-3.41%(2)	5,420	6,241

Total	6,447,691	4,910,200

Subordinated debt(1):
Fixed rate borrowings, bonds and notes, payable in Japanese yen, due 2019-2030, principally 0.65%-2.61%	364,326	269,373
Fixed rate bonds and notes, payable in US dollars, due 2019-2027, principally 7.50%-10.85%	1,661	1,409
Fixed rate bonds and notes, payable in Thai baht, due 2020-2027, principally 3.40%-3.90%	144,900	143,212
Fixed rate bonds and notes, payable in other currencies, due 2021, principally 0.00%(2)	7,428	7,347
Adjustable rate borrowings, bonds and notes, payable in Japanese yen, no stated maturity, principally 2.83%	104,500	4,500
Floating rate borrowings, bonds and notes, payable in Japanese yen, due 2019-2021, principally 0.53%-0.73%	72,493	41,000
Floating rate bonds and notes, payable in US dollars, due 2019-2036, principally 4.49%-11.86%	5,250	5,172

Total	700,558	472,013

Obligations under loan securitization transaction accounted for as secured borrowings due 2020-2022, principally 1.10%-2.20%	50,551	2,813

Total	7,208,635	5,398,133

Total	27,083,245	28,005,896

Debt Issuance Cost	¥(13,689)	¥(15,353)

Total	¥27,069,556	¥27,990,543

Notes:

(1)	Adjustable rate debts are debts where interest rates are reset in accordance with the terms of the debt agreements, and floating rate debts are debts where interest rates are repriced in accordance with movements of markets indices.
(2)	Minor currencies, such as Australian dollars, British pounds, Indonesian rupiah, Brazilian real, Russian ruble, etc, have been summarized into the “other currencies” classification.

Summary of Subsequent Maturities of Long-term Debt [Table Text Block]

	MUFG	BK	Other subsidiaries	Total
	(in millions)
Fiscal year ending March 31:
2020	¥450	¥1,551,272	¥1,502,213	¥3,053,935
2021	685,348	8,552,229	895,647	10,133,224
2022	1,172,368	2,166,840	720,272	4,059,480
2023	746,235	663,227	580,257	1,989,719
2024	265,873	315,828	414,380	996,081
2025 and thereafter	4,595,577	1,892,516	1,285,364	7,773,457

Total	¥7,465,851	¥15,141,912	¥5,398,133	¥28,005,896